Leases - Schedule of Commitments under Operating Leases Requiring Annual Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 310
2022	286
2023	258
2024	227
2025	205
2026 and thereafter	1,093
Total	2,379
Less: amount representing interest	482
Total lease liabilities	1,897
Current operating liabilities	241	$ 225
Non-current operating lease liabilities	1,656	$ 1,601
Total lease liabilities	$ 1,897